Long-Term Investments - Schedule of Long-Term Investments - Schedule of Available-For-Sale Equity Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Term Investment [Line Items]
Other-than-temporary impairment	$ 4,649	$ 32,881
Aspire Mining Limited [Member]
Long Term Investment [Line Items]
Other-than-temporary impairment	3,100	19,200
Entree Gold Inc. [Member]
Long Term Investment [Line Items]
Other-than-temporary impairment	$ 1,500	$ 13,700